Income tax (Details Narrative)		1 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Tax rate effect from change in tax rate	[1]	40.00%	45.00%	40.00%	40.00%
[custom:TaxRateEffectFromChangeInTaxRateMaximum]	[1]	45.00%

[1]	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries”.